Preparation of financial statements (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 23, 2021 EUR (€) € / shares shares	Jul. 23, 2021 USD ($) shares	Feb. 28, 2021 EUR (€) € / shares shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 EUR (€) € / shares shares	Jan. 31, 2021 USD ($) shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jul. 14, 2021 € / shares	Jul. 14, 2021 $ / shares	Feb. 09, 2021 $ / shares	Jan. 14, 2021 $ / shares
Disclosure of detailed information about borrowings [line items]
Net loss							€ (2,504)	€ (5,123)	€ (10,833)	€ (7,724)	€ (15,481)	€ (13,978)	€ (8,747)
Negative cash flows from operating activities									(4,951)	€ (5,969)	€ (6,598)	€ (6,592)	€ (7,331)
Proceeds from issue of ordinary shares in the form of ADS									€ 18,153
ADS
Disclosure of detailed information about borrowings [line items]
Increase in shares issued (in shares) | shares			443,414	443,414	621,170	621,170
Purchase price | (per share)			€ 22.27		€ 13.33											$ 26.95	$ 16.16
Proceeds from issue of ordinary shares in the form of ADS			€ 9,900	$ 12	€ 8,300	$ 10
ADS | Share transaction
Disclosure of detailed information about borrowings [line items]
Increase in shares issued (in shares) | shares	1,126,127	1,126,127
Purchase price | (per share)	€ 7.52													€ 8.88	$ 8.88
Proceeds from issue of ordinary shares in the form of ADS	€ 8,500	$ 10